UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05199
Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Strategic Income Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 71	0.69%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| The Fund’s shorter-than-benchmark duration positioning contributed to relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to Fund performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, bank loans, emerging market debt and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	4.70	2.11	3.36
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(5.32)	(4.81)	(1.53)
JPMorgan Emerging Markets Bond Index - Global	5.73	0.35	3.08
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 186,132,229
Total number of portfolio holdings	968
Management services fees (represents 0.60% of Fund average net assets)	$ 1,044,047
Portfolio turnover for the reporting period	199%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.9%
Interest Rate Risk	98.6%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.3%
Interest Rate Risk	82.5%
Asset Categories
Credit
Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Strategic Income Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 97	0.94%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| The Fund’s shorter-than-benchmark duration positioning contributed to relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to Fund performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, bank loans, emerging market debt and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative performance. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	4.51	1.82	3.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	(5.32)	(4.81)	(1.53)
JPMorgan Emerging Markets Bond Index - Global	5.73	0.35	3.08
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 186,132,229
Total number of portfolio holdings	968
Management services fees (represents 0.60% of Fund average net assets)	$ 1,044,047
Portfolio turnover for the reporting period	199%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.9%
Interest Rate Risk	98.6%
Short
Credit Risk	0.8%
Foreign Exchange Risk	0.3%
Interest Rate Risk	82.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	52,505	50,490	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	19,650	14,285	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Strategic Income Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Strategic Income Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	303,802	303,411
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	250,000	250,305
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	761,304
Series 2024-A Class A
02/15/2029	5.610%	500,000	502,014
Series 2024-X2 Class B
12/17/2029	5.330%	250,000	250,621
Series 2024-X2 Class C
12/17/2029	6.620%	200,000	200,931
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.736%	607,589	608,214
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.829%	336,090	336,242
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.788%	200,000	200,039
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	322,248	322,856
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	6.056%	750,000	750,348
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.697%	414,944	415,143
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.379%	250,000	246,286
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	11.643%	250,000	250,661
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	11.418%	250,000	250,822
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.168%	250,000	250,795
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.717%	865,193	865,645
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	471,232	472,550
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	400,000	400,025
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	392,093	393,269
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	167,879	168,430
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.888%	364,659	364,956
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	72,160	72,199
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	395,600	396,535
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	700,000	698,837
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	450,000	448,326
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	650,000	648,573
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	500,000	499,821
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	6.497%	750,000	752,671
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	8.418%	400,000	401,010
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.167%	400,000	400,748
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	113,341	114,611
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	297,251	299,394
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.379%	300,000	292,483
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.869%	315,792	316,290
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	400,000	400,463
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	500,000	500,462
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	550,000	550,517
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	497,559	501,880
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	539,158	544,133
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	299,923	303,780
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	449,980	450,693
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	549,916	548,049
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	399,939	399,582
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	499,924	499,274
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	349,924	352,372
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	399,913	401,999
Pagaya AI Debt Trust(a)
Series 2023-6 Class A
06/16/2031	7.128%	32,385	32,410
Series 2023-8 Class A
06/16/2031	7.299%	407,494	413,720
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	172,261	171,878
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	293,329	295,205
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	399,997	408,566
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	299,923	301,356
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	499,872	510,438
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	1,039,769	1,044,025
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	473,213	475,642
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-5 Class AB
04/15/2031	7.571%	120,455	120,939
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	503,430	506,559
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	200,000	201,768
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	434,116	441,562
Series 2024-3A Class A
03/25/2033	5.281%	550,000	550,609
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	356,672	360,131
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	152,254	153,100
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	199,906	200,236
Series 2024-5 Class A2
09/15/2027	4.880%	300,000	300,527
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	237,957	238,347
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	75,119	75,705
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	79,421	78,841
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	450,000	450,723
Total Asset-Backed Securities — Non-Agency (Cost $26,623,548)			26,691,856

Commercial Mortgage-Backed Securities - Non-Agency 0.6%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	6.912%	300,000	296,235
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	6.312%	300,000	296,688
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	275,278
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	155,830
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.662%	150,000	146,251
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,543,211)			1,170,282

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(d),(e),(f)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(e),(f)	702	4,212
Avaya Holdings Corp.(e),(f)	3,344	20,064
Total		24,276
Total Information Technology		24,276
Materials —%
Containers & Packaging —%
Flint Group Packaging(d),(e),(f)	95,393	0
Total Materials		0
Total Common Stocks (Cost $63,213)		24,276

Corporate Bonds & Notes 32.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	211,341
02/15/2031	1.900%	460,000	379,850
Boeing Co. (The)
08/01/2059	3.950%	520,000	343,981
Bombardier, Inc.(a)
04/15/2027	7.875%	21,000	21,010
07/01/2031	7.250%	19,000	19,595
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	105,738
Lockheed Martin Corp.
08/15/2034	4.800%	111,000	107,734
Northrop Grumman Corp.
02/01/2029	4.600%	355,000	352,129
Raytheon Technologies Corp.
03/15/2027	3.500%	326,000	317,811
03/15/2032	2.375%	219,000	181,860
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	28,944
11/15/2030	9.750%	59,000	65,239
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
08/15/2028	6.750%	85,000	85,831
03/01/2029	6.375%	150,000	150,465
03/01/2032	6.625%	152,000	153,386
01/15/2033	6.000%	43,000	42,144
Total			2,567,058
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	62,000	60,262
American Airlines, Inc.(a)
05/15/2029	8.500%	65,000	68,178
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	80,006	79,818
04/20/2029	5.750%	184,729	183,315
United Airlines, Inc.(a)
04/15/2026	4.375%	121,000	118,928
04/15/2029	4.625%	79,000	75,094
Total			585,595
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	28,710
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	74,309
Ford Motor Credit Co. LLC
06/16/2025	5.125%	112,000	111,911
11/13/2025	3.375%	40,000	39,388
05/28/2027	4.950%	235,000	232,931
08/17/2027	4.125%	74,000	71,613
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	64,000	58,827
IHO Verwaltungs GmbH(a),(g)
11/15/2032	8.000%	110,000	110,662
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	17,000	16,985
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	51,000	50,059
04/23/2032	6.875%	111,000	105,404
Total			900,799
Banking 4.0%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	18,000	17,512
Bank of America Corp.(h)
07/21/2032	2.299%	195,000	162,626
10/20/2032	2.572%	1,611,000	1,356,405
02/04/2033	2.972%	440,000	378,350
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	29,000	23,621
Citigroup, Inc.(h)
01/25/2033	3.057%	521,000	447,421
Goldman Sachs Group, Inc. (The)(h)
10/23/2030	4.692%	864,000	846,319
07/21/2032	2.383%	212,000	177,077
10/21/2032	2.650%	3,000	2,534
HSBC Holdings PLC(h)
11/19/2030	5.286%	660,000	655,306
05/24/2032	2.804%	230,000	195,448
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	436,000	434,330
10/22/2030	4.603%	425,000	417,005
11/08/2032	2.545%	437,000	368,698
Morgan Stanley(h)
10/18/2030	4.654%	1,051,000	1,028,675
Subordinated
09/16/2036	2.484%	345,000	280,605
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	72,000	78,527
Royal Bank of Canada(h)
10/18/2030	4.650%	315,000	308,434
US Bancorp(h)
06/12/2034	5.836%	123,000	125,395
Wells Fargo & Co.(h)
10/30/2030	2.879%	170,000	153,407
Total			7,457,695
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	74,000	73,368
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	83,000	86,042
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	108,000	117,805
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	108,000	107,332
Focus Financial Partners LLC(a)
09/15/2031	6.750%	77,000	76,510
Hightower Holding LLC(a)
04/15/2029	6.750%	99,000	98,444
01/31/2030	9.125%	104,000	109,479
Total			668,980
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	157,000	150,365
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	44,235
05/15/2029	4.125%	26,000	24,519
08/01/2030	6.500%	43,000	43,611
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	73,547
Masterbrand, Inc.(a)
07/15/2032	7.000%	18,000	18,130
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,068
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	119,855
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	10,000	10,040
01/15/2031	7.250%	60,000	63,643
White Cap Buyer LLC(a)
10/15/2028	6.875%	126,000	124,472
Total			697,485
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	138,000	135,544
02/01/2028	5.000%	41,000	39,526
06/01/2029	5.375%	60,000	57,318
03/01/2030	4.750%	78,000	71,224
08/15/2030	4.500%	49,000	43,978
02/01/2031	4.250%	131,000	114,109
03/01/2031	7.375%	19,000	19,373
02/01/2032	4.750%	55,000	48,238
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	177,392
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	40,000	32,684
06/30/2062	3.950%	48,000	29,226
Comcast Corp.
03/01/2026	3.150%	184,000	181,198
CSC Holdings LLC(a)
12/01/2030	4.125%	90,000	64,809
12/01/2030	4.625%	70,000	36,400
02/15/2031	3.375%	187,000	131,845
11/15/2031	5.000%	64,000	33,433
DISH DBS Corp.
07/01/2026	7.750%	37,000	31,097
DISH DBS Corp.(a)
12/01/2028	5.750%	45,000	38,450
DISH Network Corp.(a)
11/15/2027	11.750%	165,000	174,512
EchoStar Corp.
11/30/2029	10.750%	90,430	97,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.(g)
11/30/2030	6.750%	92,714	84,108
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	80,730
07/15/2028	4.000%	110,000	101,363
07/01/2030	4.125%	78,000	68,072
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	68,439
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	33,742
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	89,204
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	53,000	47,787
Ziggo BV(a)
01/15/2030	4.875%	102,000	93,332
Total			2,224,390
Chemicals 1.1%
Ashland LLC(a)
09/01/2031	3.375%	112,000	95,224
Avient Corp.(a)
08/01/2030	7.125%	47,000	48,081
11/01/2031	6.250%	13,000	12,849
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	29,970
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	51,831
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	273,095
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	15,000	15,198
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	91,038
HB Fuller Co.
10/15/2028	4.250%	86,000	80,481
Herens Holdco Sarl(a)
05/15/2028	4.750%	87,000	80,041
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	44,538
INEOS Finance PLC(a)
04/15/2029	7.500%	97,000	99,380
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	55,000	54,617
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	110,000	116,093
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	76,000	69,442
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	117,540	121,654
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	117,075
11/15/2028	9.750%	147,000	155,887
10/01/2029	6.250%	30,000	28,523
06/15/2031	7.250%	121,000	122,842
SPCM SA(a)
03/15/2027	3.125%	4,000	3,773
WR Grace Holdings LLC(a)
06/15/2027	4.875%	124,000	120,134
08/15/2029	5.625%	118,000	108,683
03/01/2031	7.375%	46,000	46,976
Total			1,987,425
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	169,000	169,042
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	162,000	148,348
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,284
06/15/2029	6.625%	56,000	56,683
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,541
03/15/2031	7.750%	18,000	18,823
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	16,637
Total			531,358
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	116,000	106,552
12/01/2028	6.125%	92,000	82,100
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	73,123
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	148,639
Total			410,414
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	43,411
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	127,000	125,022
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	23,000	23,191
05/15/2030	6.375%	27,000	27,093
05/15/2032	6.625%	27,000	27,182
Newell, Inc.(h)
04/01/2026	5.700%	16,000	15,995
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	47,953
Total			309,847
Diversified Manufacturing 1.1%
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,189,809
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,479
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	155,000	155,190
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	47,000	47,251
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,448
Gates Corp. (The)(a)
07/01/2029	6.875%	21,000	21,368
Madison IAQ LLC(a)
06/30/2028	4.125%	48,000	45,408
06/30/2029	5.875%	105,000	99,103
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	76,066
07/15/2032	6.500%	79,000	79,073
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	14,000	14,556
Vertical Holdco GmbH(a)
07/15/2028	7.625%	44,000	43,948
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	44,072
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	98,620
03/15/2029	6.375%	64,000	64,752
03/15/2032	6.625%	83,000	84,196
Total			2,137,339
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	292,661
Alpha Generation LLC(a)
10/15/2032	6.750%	46,000	45,480
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	81,000	80,555
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
02/15/2028	4.500%	44,000	42,205
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	72,668
02/15/2031	3.750%	261,000	227,135
01/15/2032	3.750%	62,000	52,896
DTE Energy Co.
07/01/2027	4.950%	270,000	271,047
Edison International
11/15/2028	5.250%	244,000	244,424
Exelon Corp.
03/15/2052	4.100%	15,000	11,421
03/15/2053	5.600%	97,000	93,524
FirstEnergy Corp.
03/01/2050	3.400%	80,000	54,210
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	37,495
Lightning Power LLC(a)
08/15/2032	7.250%	28,000	28,819
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	19,000	18,174
09/15/2027	4.500%	246,000	234,447
01/15/2029	7.250%	64,000	65,500
NRG Energy, Inc.
01/15/2028	5.750%	28,000	27,883
NRG Energy, Inc.(a)
06/15/2029	5.250%	57,000	55,400
07/15/2029	5.750%	21,000	20,609
02/15/2032	3.875%	16,000	13,920
02/01/2033	6.000%	41,000	39,828
11/01/2034	6.250%	31,000	30,421
Pacific Gas and Electric Co.
07/01/2050	4.950%	550,000	477,228
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	28,000	26,238
PG&E Corp.
07/01/2028	5.000%	31,000	30,279
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	148,000	137,030
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	87,790
02/15/2027	5.625%	75,000	74,777
07/31/2027	5.000%	24,000	23,542
10/15/2031	7.750%	116,000	121,515
04/15/2032	6.875%	43,000	44,015
Total			3,083,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	53,013
01/15/2031	6.750%	96,000	98,667
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	106,870
Total			258,550
Finance Companies 0.8%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	86,695
04/15/2029	6.875%	41,000	41,659
03/15/2030	5.875%	69,000	67,844
Navient Corp.
06/25/2025	6.750%	58,000	58,097
03/15/2027	5.000%	41,000	40,164
03/15/2029	5.500%	36,000	33,953
03/15/2031	11.500%	72,000	80,544
08/01/2033	5.625%	77,000	66,601
OneMain Finance Corp.
05/15/2029	6.625%	104,000	105,273
03/15/2030	7.875%	76,000	79,289
09/15/2030	4.000%	50,000	44,261
05/15/2031	7.500%	56,000	57,537
11/15/2031	7.125%	27,000	27,500
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	100,000	102,560
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	82,000	71,441
10/15/2033	4.000%	486,000	404,594
Springleaf Finance Corp.
11/15/2029	5.375%	6,000	5,776
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	30,000	29,631
04/15/2029	5.500%	5,000	4,802
UWM Holdings LLC(a)
02/01/2030	6.625%	58,000	57,632
Total			1,465,853
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	104,000	102,595
05/15/2048	5.300%	520,000	465,592
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	54,000	57,112
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	22,000	22,771
Constellation Brands, Inc.
08/01/2029	3.150%	130,000	119,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	68,803
General Mills, Inc.
01/30/2027	4.700%	144,000	143,952
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,133
01/31/2030	4.125%	45,000	41,168
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	177,000	177,640
Performance Food Group, Inc.(a)
09/15/2032	6.125%	36,000	35,980
Post Holdings, Inc.(a)
04/15/2030	4.625%	28,000	25,807
09/15/2031	4.500%	53,000	47,477
02/15/2032	6.250%	56,000	55,612
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	96,000	89,303
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	137,000	126,664
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	83,000	82,354
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,048
02/15/2029	4.750%	61,000	58,480
06/01/2030	4.625%	94,000	88,095
01/15/2032	7.250%	44,000	45,398
Total			1,937,734
Gaming 0.6%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	30,000	27,695
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	147,000	137,715
02/15/2030	7.000%	109,000	110,998
02/15/2032	6.500%	97,000	97,471
10/15/2032	6.000%	62,000	59,774
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	58,818
05/01/2031	6.750%	33,000	33,274
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	29,000	29,293
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	11,000	11,330
MGM Resorts International
09/01/2026	4.625%	66,000	65,057
09/15/2029	6.125%	50,000	49,870
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	133,000	125,415
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	11,000	10,830
07/01/2029	4.125%	61,000	54,544
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	131,000	125,547
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	62,351
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	69,000	67,673
Total			1,127,655
Health Care 2.2%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	36,316
04/15/2029	5.000%	120,000	112,047
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	27,672
11/01/2029	3.875%	113,000	103,312
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	76,967
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,126
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	81,000	77,675
04/15/2029	6.875%	44,000	33,165
05/15/2030	5.250%	145,000	119,202
02/15/2031	4.750%	68,000	52,825
01/15/2032	10.875%	27,000	27,856
Cigna Corp.
03/15/2050	3.400%	68,000	44,684
Cigna Group (The)
02/15/2054	5.600%	68,000	63,762
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	53,000	54,196
CVS Health Corp.
03/25/2038	4.780%	630,000	544,549
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	600,000	614,965
HCA, Inc.
09/01/2030	3.500%	951,000	863,493
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,793
05/15/2027	5.000%	61,000	59,924
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	64,000	64,651
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	81,000	75,035
10/01/2029	5.250%	186,000	179,072
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
12/01/2032	6.250%	69,000	66,425
Star Parent, Inc.(a)
10/01/2030	9.000%	168,000	174,505
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	54,000	55,091
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	101,834
11/01/2027	5.125%	98,000	96,097
06/15/2028	4.625%	65,000	62,256
10/01/2028	6.125%	74,000	73,905
01/15/2030	4.375%	165,000	153,193
Total			4,046,593
Healthcare Insurance 0.9%
Centene Corp.
10/15/2030	3.000%	1,302,000	1,123,406
03/01/2031	2.500%	396,000	326,948
08/01/2031	2.625%	217,000	178,662
Total			1,629,016
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	104,890
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	51,620
Total			156,510
Independent Energy 0.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	25,000	25,603
03/15/2032	7.375%	114,000	111,112
Civitas Resources, Inc.(a)
07/01/2028	8.375%	28,000	29,096
11/01/2030	8.625%	41,000	42,956
07/01/2031	8.750%	65,000	67,769
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	86,261
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	207,000	203,143
Comstock Resources, Inc.(a)
03/01/2029	6.750%	32,000	31,187
01/15/2030	5.875%	16,000	14,955
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	63,000	63,862
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	39,000	37,819
02/01/2029	5.750%	75,000	71,553
02/01/2031	6.000%	83,000	77,072
11/01/2033	8.375%	42,000	42,883
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2035	7.250%	124,000	116,702
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,478
04/15/2032	6.500%	88,000	86,899
04/15/2033	6.250%	44,000	42,772
Occidental Petroleum Corp.
08/01/2027	5.000%	104,000	104,144
10/01/2054	6.050%	124,000	116,763
Permian Resources Operating LLC(a)
01/15/2032	7.000%	115,000	116,917
02/01/2033	6.250%	43,000	42,457
SM Energy Co.(a)
08/01/2029	6.750%	43,000	42,571
08/01/2032	7.000%	81,000	79,759
Total			1,689,733
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	500,000	505,297
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	20,850
Carnival Corp.(a)
03/01/2026	7.625%	55,000	55,096
08/01/2028	4.000%	11,000	10,422
05/01/2029	6.000%	96,000	95,802
08/15/2029	7.000%	58,000	60,394
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	74,000	78,831
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,785
10/01/2028	6.500%	29,000	29,033
Cinemark USA, Inc.(a)
08/01/2032	7.000%	25,000	25,500
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	108,654
NCL Corp., Ltd.(a)
03/15/2026	5.875%	55,000	54,941
02/15/2027	5.875%	23,000	22,938
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	62,942
09/30/2031	5.625%	68,000	66,873
03/15/2032	6.250%	29,000	29,374
02/01/2033	6.000%	89,000	88,798
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	131,000	133,770
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	90,000	91,173
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	48,518
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	54,586
02/15/2029	7.000%	3,000	3,011
07/15/2031	9.125%	59,000	63,398
Total			1,220,689
Life Insurance 0.4%
Met Tower Global Funding(a)
04/12/2029	5.250%	321,000	325,053
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	85,000	57,120
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	300,000	299,388
Total			681,561
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%	81,000	80,850
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	44,000	39,346
01/15/2032	6.625%	66,000	66,214
Total			186,410
Media and Entertainment 0.8%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	17,134
09/15/2028	9.000%	27,000	28,269
06/01/2029	7.500%	147,000	128,672
04/01/2030	7.875%	74,000	76,144
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	63,000	60,660
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	42,901	37,324
05/01/2030	10.875%	34,263	26,284
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	57,000	58,355
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	76,933
01/15/2029	4.250%	15,000	13,958
03/15/2030	4.625%	78,000	72,017
02/15/2031	7.375%	21,000	21,946
Playtika Holding Corp.(a)
03/15/2029	4.250%	54,000	48,898
Roblox Corp.(a)
05/01/2030	3.875%	140,000	126,182
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	60,079
05/01/2029	4.500%	90,000	80,386
Warnermedia Holdings, Inc.
03/15/2062	5.391%	713,000	524,770
Total			1,458,011
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	29,970
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	30,757
10/01/2029	4.875%	16,000	15,236
10/01/2031	5.125%	63,000	59,222
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	29,000	28,679
Constellium SE(a)
06/15/2028	5.625%	88,000	85,952
04/15/2029	3.750%	127,000	114,960
08/15/2032	6.375%	65,000	63,115
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	35,494
04/01/2029	6.125%	143,000	143,340
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	33,000	29,115
Novelis Corp.(a)
11/15/2026	3.250%	28,000	26,699
01/30/2030	4.750%	120,000	111,261
08/15/2031	3.875%	33,000	28,446
Total			802,246
Midstream 2.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	52,401
CNX Midstream Partners LP(a)
04/15/2030	4.750%	140,000	127,841
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	178,000	184,096
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	67,368
06/15/2031	4.375%	82,000	74,887
Enbridge, Inc.
04/05/2027	5.250%	240,000	242,823
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	22,296
01/15/2029	4.500%	38,000	36,269
04/01/2029	6.375%	36,000	36,127
01/15/2031	4.750%	119,000	111,941
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	624,000	506,806
09/30/2040	3.250%	200,000	150,712
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	400,000	401,414
Hess Midstream Operations LP(a)
02/15/2026	5.625%	77,000	76,839
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	225,000	204,787
NuStar Logistics LP
10/01/2025	5.750%	150,000	149,898
06/01/2026	6.000%	109,000	109,069
Sunoco LP(a)
05/01/2029	7.000%	66,000	67,729
05/01/2032	7.250%	62,000	64,044
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	46,012
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	98,000	97,321
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	74,429
08/15/2031	4.125%	115,000	103,186
11/01/2033	3.875%	246,000	211,531
Venture Global LNG, Inc.(a),(h),(i)
	9.000%	93,000	97,256
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	82,883
01/15/2030	7.000%	49,000	49,748
06/01/2031	8.375%	44,000	45,884
02/01/2032	9.875%	75,000	82,412
Western Midstream Operating LP
01/15/2029	6.350%	117,000	121,184
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	509,803
Total			4,208,996
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	196,000	182,759
Oil Field Services 0.4%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	44,000	44,026
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	28,555
Nabors Industries, Inc.(a)
05/15/2027	7.375%	17,000	16,986
01/31/2030	9.125%	107,000	108,730
08/15/2031	8.875%	91,000	84,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Finance II LLC(a)
04/15/2030	8.000%	52,000	52,506
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	66,262	67,800
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	69,000	70,387
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	22,570
05/15/2031	8.500%	96,000	94,141
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	83,000	84,430
Total			674,641
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	30,502
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,348
Total			60,850
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	58,000	59,583
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,944
02/01/2027	4.250%	105,000	101,254
06/15/2029	4.750%	86,000	81,145
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	73,000	71,474
05/15/2029	4.875%	32,000	30,098
02/01/2030	7.000%	29,000	29,417
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,461
02/15/2029	4.500%	15,000	14,139
04/01/2032	6.500%	51,000	51,239
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,435
Service Properties Trust(a)
11/15/2031	8.625%	42,000	43,766
XHR LP(a)
05/15/2030	6.625%	23,000	23,075
Total			585,030
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	191,000	164,106
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	75,856
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	72,000	72,954
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	96,000	94,682
08/15/2027	8.500%	39,000	38,920
Total			446,518
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	58,000	56,731
Pharmaceuticals 1.2%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,974
AbbVie, Inc.
03/15/2029	4.800%	411,000	410,684
11/21/2029	3.200%	113,000	104,915
Amgen, Inc.
03/02/2063	5.750%	291,000	279,148
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	19,000	18,045
Gilead Sciences, Inc.
03/01/2026	3.650%	1,121,000	1,108,407
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	166,000	152,620
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	68,803
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	34,771
04/30/2031	5.125%	69,000	62,044
Total			2,250,411
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	99,171
10/15/2027	6.750%	75,000	74,380
04/15/2028	6.750%	90,000	90,078
11/01/2029	5.875%	17,000	16,314
01/15/2031	7.000%	78,000	78,298
10/01/2031	6.500%	41,000	40,602
10/01/2032	7.375%	10,000	10,087
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	61,270
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	19,000	19,590
AssuredPartners, Inc.(a)
01/15/2029	5.625%	85,000	85,914
02/15/2032	7.500%	22,000	23,713
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	135,000	130,588
HUB International Ltd.(a)
01/31/2032	7.375%	31,000	31,445
HUB International, Ltd.(a)
06/15/2030	7.250%	261,000	267,617
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	109,000	110,071
Ryan Specialty LLC(a)
08/01/2032	5.875%	94,000	93,024
USI, Inc.(a)
01/15/2032	7.500%	44,000	45,499
Total			1,277,661
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	87,456
Norfolk Southern Corp.
06/15/2026	2.900%	273,000	266,688
08/01/2030	5.050%	304,000	306,979
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	119,000	122,754
Total			783,877
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	66,000	62,408
01/15/2028	4.375%	163,000	155,968
09/15/2029	5.625%	59,000	58,075
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	18,513
01/15/2030	6.750%	79,000	72,840
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	51,393
Total			419,197
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	13,056
02/15/2032	5.000%	44,000	40,270
Belron UK Finance PLC(a)
10/15/2029	5.750%	36,000	36,121
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	19,638
01/15/2030	6.375%	22,000	22,087
Hanesbrands, Inc.(a)
05/15/2026	4.875%	48,000	47,229
02/15/2031	9.000%	60,000	63,971
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	9.375%	180,000	183,070
10/01/2030	6.625%	38,000	38,295
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	29,880
08/01/2031	8.250%	35,000	36,274
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	27,222
Lowe’s Companies, Inc.
04/01/2062	4.450%	639,000	494,096
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	78,000	73,584
02/15/2029	7.750%	47,000	45,420
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	109,000	95,580
Total			1,265,793
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	66,310
02/15/2030	4.875%	49,000	46,677
Total			112,987
Technology 2.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	76,000	76,651
Block, Inc.
06/01/2026	2.750%	157,000	151,213
06/01/2031	3.500%	31,000	27,285
Block, Inc.(a)
05/15/2032	6.500%	103,000	104,057
Broadcom, Inc.(a)
11/15/2036	3.187%	522,000	420,424
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	34,045
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	73,000	74,038
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	45,000	44,527
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	24,211
07/01/2029	4.875%	89,000	82,981
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	213,000	216,330
06/30/2032	8.250%	122,000	125,789
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	121,000	117,772
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	34,000	34,112
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	72,760
06/15/2030	5.950%	81,000	80,195
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	139,000	145,617
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	74,957
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	40,302
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	59,000	60,433
Intel Corp.
03/25/2050	4.750%	220,000	170,126
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	33,000	31,216
05/30/2029	9.500%	107,000	112,109
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	209,600
01/15/2033	6.250%	38,000	37,907
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	194,000	184,466
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	96,000	103,854
NCR Corp.(a)
10/01/2028	5.000%	98,000	94,190
04/15/2029	5.125%	27,000	25,837
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	125,000	116,351
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	188,666
Picard Midco, Inc.(a)
03/31/2029	6.500%	156,000	153,099
Seagate HDD
12/15/2029	8.250%	54,000	57,535
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	48,717
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	16,972
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	116,000	114,042
08/15/2032	6.750%	40,000	40,696
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	46,408
Synaptics, Inc.(a)
06/15/2029	4.000%	69,000	62,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(a)
02/01/2031	6.875%	129,000	130,900
Zebra Technologies Corp.(a)
06/01/2032	6.500%	54,000	54,740
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	131,451
Total			4,139,418
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	46,000	47,452
02/15/2031	8.000%	97,000	99,260
ERAC USA Finance LLC(a)
11/01/2025	3.800%	28,000	27,805
05/01/2028	4.600%	393,000	390,142
Total			564,659
Wireless 0.3%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	19,569
Altice France SA(a)
07/15/2029	5.125%	167,000	125,245
10/15/2029	5.500%	35,000	26,646
SBA Communications Corp.
02/15/2027	3.875%	17,000	16,273
02/01/2029	3.125%	112,000	101,126
Sprint Capital Corp.
11/15/2028	6.875%	88,000	93,357
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	43,174
07/15/2031	4.750%	164,000	140,829
Total			566,219
Wirelines 0.7%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	80,314
03/15/2031	8.625%	64,000	68,058
Iliad Holding SAS(a)
10/15/2028	7.000%	103,000	104,601
Iliad Holding SASU(a)
04/15/2032	7.000%	36,000	36,236
Optics Bidco SpA(a)
07/18/2036	7.200%	12,000	12,295
06/04/2038	7.721%	43,000	45,418
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	895,218
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	89,000	91,909
Total			1,334,049
Total Corporate Bonds & Notes (Cost $60,310,848)			59,657,175

Foreign Government Obligations(j),(k) 4.8%

Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	177,649
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	30,000	29,859
06/01/2027	5.250%	70,000	67,971
11/15/2028	8.500%	27,000	28,588
02/15/2030	9.000%	69,000	72,785
12/01/2031	7.000%	36,000	35,881
Total			235,084
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%	250,000	166,839
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	200,000	203,418
Total			370,257
Colombia 0.3%
Colombia Government International Bond
06/15/2045	5.000%	300,000	202,260
05/15/2049	5.200%	473,000	317,768
Total			520,028
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%	218,000	216,792
04/30/2044	7.450%	200,000	210,041
01/27/2045	6.850%	100,000	98,311
Total			525,144
Egypt 0.2%
Egypt Government International Bond(a)
05/29/2032	7.625%	237,000	207,964
01/31/2047	8.500%	250,000	193,765
Total			401,729
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%	239,000	218,066
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India Government Bond
02/06/2033	7.260%	INR	58,090,000	697,024
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	172,806
Total				1,087,896
Indonesia 0.5%
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	399,251
04/15/2039	8.375%	IDR	2,025,000,000	139,473
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	167,455
05/30/2044	6.450%		200,000	204,751
Total				910,930
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	341,888
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	185,071
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	199,246
Mexico 0.5%
Mexico Government International Bond
04/16/2030	3.250%		200,000	174,118
05/07/2036	6.000%		200,000	188,148
Petroleos Mexicanos
03/13/2027	6.500%		279,000	269,556
01/28/2031	5.950%		22,000	18,569
02/12/2048	6.350%		400,000	261,843
Total				912,234
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	152,277
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	202,857
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	150,490
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	188,450
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.0%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	126,245
Saudi Arabia 0.5%
Gaci First Investment Co.(a)
10/13/2032	5.250%		557,000	550,129
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	386,319
Total				936,448
Senegal 0.2%
Senegal Government International Bond(a)
05/23/2033	6.250%		421,000	335,770
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	653,662
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	188,603
DP World Ltd.(a)
09/25/2048	5.625%		200,000	188,982
Total				377,585
Total Foreign Government Obligations (Cost $9,614,494)				8,990,940

Residential Mortgage-Backed Securities - Agency 32.1%

Fannie Mae REMICS(b),(l)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.531%		1,531,939	134,916
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.317%		2,083,810	186,509
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.517%		2,133,190	223,369
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		1,268,752	1,088,561
06/01/2052	3.500%		3,281,534	2,920,302
08/01/2052	4.000%		821,505	760,419
09/01/2052- 10/01/2053	5.000%		3,773,151	3,679,941
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2053	5.500%	918,561	914,913
12/01/2053	6.000%	889,910	905,510
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.452%	385,961	34,508
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,554,857	238,359
CMO Series 5192 Class PI
10/25/2051	2.500%	1,536,750	180,435
CMO Series 5198 Class KI
02/25/2052	3.000%	1,122,398	203,166
Federal National Mortgage Association
04/01/2051- 05/01/2052	3.000%	9,916,840	8,496,591
05/01/2052- 09/01/2052	3.500%	6,060,574	5,421,641
07/01/2052	4.500%	1,489,906	1,404,455
10/01/2053	5.000%	1,189,372	1,150,760
10/01/2053	5.500%	918,773	915,124
Federal National Mortgage Association(c),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	814,663	8
Federal National Mortgage Association(l)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	540,126	76,942
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,027,587	340,629
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.467%	201,693	21,073
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.317%	367,912	36,833
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.417%	276,487	27,787
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.467%	584,135	61,133
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.467%	263,692	30,103
Federal National Mortgage Association REMICS(b),(l)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.131%	4,339,557	221,688
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,064,697	224,380
Freddie Mac REMICS(b),(l)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.288%	2,644,205	244,422
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	563,799	34,858
CMO Series 2020-138 Class GI
09/20/2050	3.000%	655,752	105,042
CMO Series 2021-140 Class IW
08/20/2051	3.500%	907,916	177,677
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,096,788	154,992
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,291,905	243,990
CMO Series 2021-89 Class IO
05/20/2051	3.000%	943,407	148,337
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.615%	327,207	34,856
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.715%	273,324	29,408
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.765%	293,981	30,336
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.715%	490,406	50,647
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.665%	718,620	79,519
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.615%	386,513	37,999
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.615%	332,765	39,806
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.715%	627,054	65,201
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.565%	702,297	76,406
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.565%	224,025	23,284
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.565%	543,069	47,328
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.565%	453,042	47,911
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.665%	358,273	37,508
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.665%	349,569	35,610
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.715%	1,502,463	177,750
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.565%	1,100,005	116,749
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.115%	989,245	136,278
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.565%	1,200,094	122,708
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.815%	1,006,804	131,053
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.815%	1,798,593	217,031
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.445%	2,149,899	224,671
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.345%	756,832	77,658
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.195%	1,866,286	225,707
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.565%	2,012,953	220,683
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.565%	1,101,850	112,284
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.665%	1,843,438	214,323
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.665%	2,214,450	249,009
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.565%	1,829,209	199,212
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.085%	1,312,510	106,203
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.145%	2,274,248	187,017
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.715%	1,964,295	222,879
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.565%	2,121,689	238,044
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.345%	1,983,787	151,336
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.045%	1,984,413	235,767
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.715%	1,926,586	197,494
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.815%	2,401,124	272,723
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.645%	3,603,723	215,107
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.345%	3,505,482	359,815
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.239%	1,476,214	144,716
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.695%	1,947,254	121,123
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.645%	975,662	117,335
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.645%	1,468,077	211,489
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.045%	2,182,266	217,334
Government National Mortgage Association TBA(m)
01/21/2055	3.000%	2,000,000	1,734,062
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(m)
01/16/2040	3.000%	1,000,000	930,325
01/14/2055	4.000%	7,000,000	6,400,648
01/14/2055	4.500%	5,000,000	4,702,362
01/14/2055	5.500%	4,000,000	3,946,994
01/14/2055	6.000%	5,000,000	5,023,047
Total Residential Mortgage-Backed Securities - Agency (Cost $62,313,928)			59,806,128

Residential Mortgage-Backed Securities - Non-Agency 9.4%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	469,307	473,733
Antler Mortgage Trust(a),(c)
CMO Series 2024-RTL1
05/25/2026	9.487%	105,658	106,549
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	185,800	185,800
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	179,274	179,274
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	148,120	146,889
CIM Trust(a),(h)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	139,623	139,234
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	555,320	551,360
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.819%	300,000	323,061
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.569%	600,000	649,042
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.619%	300,000	322,058
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.319%	450,000	472,762
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	453,732
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	202,383
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	1,366,520	1,363,539
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	134,421	132,195
NYMT Loan Trust(a),(h)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	454,133
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.569%	175,878	177,351
OBX Trust(a),(h)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	319,398	321,691
OSAT Trust(a),(h)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	207,069	188,130
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	282,153	276,420
Preston Ridge Partners Mortgage(a),(h)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	216,891	216,416
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	325,925
PRET LLC(a),(h)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	442,887	445,116
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	469,624	472,274
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	487,606	486,061
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	833,605	833,447
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	638,926	638,765
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	350,000	350,156
CMO Series 2024-NPL8 Class A1
11/25/2054	6.032%	545,986	547,336
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	584,566	587,856
Pretium Mortgage Credit Partners(a),(h)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	220,256	220,106
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	127,460	126,552
PRPM LLC(a),(h)
CMO Series 2024-7 Class A1
12/25/2029	5.870%	674,859	676,592
PRPM LLC(a),(d),(f),(h)
CMO Series 2024-8 Class A1
12/25/2029	5.911%	400,000	400,000
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.710%	400,000	404,154
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.757%	250,000	252,141
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	650,000	644,201
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	9.952%	250,000	258,639
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	356,782	353,414
Vericrest Opportunity Loan Transferee(a),(h)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	168,897	168,055
Vericrest Opportunity Loan Transferee XCIII LLC(a),(h)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	92,095	91,941
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	381,362
CMO Series 2023-1 Class M1
12/25/2067	6.901%	1,000,000	1,003,671
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	293,926
Visio Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	182,400
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	92,964
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,322,581)			17,572,806

Senior Loans 10.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Focus Financial Partners LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 09/15/2031	1.625%	11,903	12,003
Focus Financial Partners LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 09/11/2031	7.607%	110,825	111,752
Jefferies Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.356%	130,645	131,054
June Purchaser LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 0.375% 11/28/2031	1.000%	19,286	19,479
June Purchaser LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% 11/28/2031	7.579%	115,714	116,871
Osaic Holdings, Inc.(b),(n),(o)
Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.857%	149,625	150,050
Russell Investments US Institutional Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.585%	156,509	148,879
VFH Parent LLC(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	7.107%	62,121	62,238
Total			752,326
Building Materials 0.3%
Cornerstone Building Brands, Inc.(b),(o)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.897%	33,621	32,297
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gulfside Supply, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.326%	142,906	143,370
LBM Acquisition LLC (b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.297%	49,750	49,258
Madison Safety & Flow LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.607%	26,022	26,193
Specialty Building Products Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.207%	118,445	117,730
White Cap Supply Holdings LLC(b),(o)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.607%	100,000	100,083
Total			468,931
Cable and Satellite 0.2%
Virgin Media Bristol LLC(b),(o)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.762%	300,000	298,032
Chemicals 0.5%
A-AP Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 09/09/2031	7.607%	33,750	33,961
Ineos US Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	7.607%	478,686	480,395
Olympus Water US Holding Corp.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.337%	276,100	276,705
USALCO LLC(b),(n),(o),(p)
Term Loan
3-month Term SOFR + 0.000% Floor 0.500% 09/30/2031	6.837%	4,793	4,823
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(o)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.357%	46,523	46,813
Total			842,697
Consumer Cyclical Services 0.6%
Arches Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.707%	480,000	468,134
Cast & Crew LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.107%	146,594	141,853
Ensemble RCM LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.585%	69,960	70,407
Fleet Midco I Ltd.(b),(o)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	37,406	37,593
Grant Thornton Advisors LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 06/02/2031	7.607%	149,625	149,502
OMNIA Partners LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 07/25/2030	7.702%	150,000	150,617
PG Polaris Bidco SARL(b),(o)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.329%	112,500	113,320
Raven Acquisition Holdings LLC(b),(n),(o),(p)
Term Loan
3-month Term SOFR + 0.000% 11/19/2031	6.837%	4,211	4,217
Raven Acquisition Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.607%	58,947	59,044
Total			1,194,687
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
CD&R Hydra Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.457%	163,786	164,113
Dynamo Midco BV(b),(o)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/30/2031	8.245%	59,850	60,374
NVENT Thermal LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	51,562	52,062
TK Elevator Midco GmbH(b),(o)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.588%	480,371	483,556
Total			760,105
Electric 0.8%
Alpha Generation LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.107%	52,043	52,343
Calpine Corp.(b),(o)
Term Loan
1-month Term SOFR + 1.750% 12/16/2027	6.107%	358,974	357,467
Carroll County Energy LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 06/30/2031	8.329%	109,990	110,711
Compass Power Generation LLC(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.107%	53,437	53,755
Constellation Renewables LLC(b),(o)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.764%	420,098	421,345
Cornerstone Generation(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	150,000	151,125
Hamilton Projects Acquiror LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	8.107%	115,748	116,417
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
South Field Energy LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	37,918	38,139
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	2,326	2,339
Vistra Zero Operating Co. LLC(b),(o)
Term Loan
1-month Term SOFR + 2.000% 04/30/2031	6.357%	149,250	149,405
Total			1,453,046
Environmental 0.1%
AAL Delaware Holdco, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	7.857%	37,406	37,617
Northstar Group Services, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.079%	103,281	103,775
Tidal Waste & Recycling Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 10/03/2031	7.829%	60,000	60,338
Total			201,730
Food and Beverage 0.7%
A-AG US GSI Bidco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% 10/08/2031	9.329%	108,333	109,010
Aramark Intermediate HoldCo Corp.(b),(o)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.357%	300,000	300,975
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.357%	492,500	494,716
Aspire Bakeries Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.607%	149,623	150,745
CHG PPC Parent LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.471%	60,794	61,061
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Foods LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% 10/07/2031	8.774%	102,632	103,433
Primary Products Finance LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/01/2029	7.546%	67,840	67,936
Total			1,287,876
Gaming 0.4%
Caesars Entertainment, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.607%	413,317	413,143
ECL Entertainment LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.857%	144,219	144,851
HRNI Holdings LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.707%	142,857	142,261
Total			700,255
Health Care 0.6%
Agiliti Health, Inc.(b),(o)
Term Loan
6-month Term SOFR + 3.000% 05/01/2030	7.375%	82,705	81,051
Auris Luxembourg III SARL(b),(o)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	122,727	124,160
ICON PLC(b),(o)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.329%	99,663	100,285
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.329%	24,831	24,986
Medline Borrower LP(b),(o)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.607%	413,457	414,569
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Parexel International, Inc.(b),(n),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	7.357%	150,000	150,874
Southern Veterinary Partners LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.715%	77,586	78,052
Surgery Center Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.089%	148,875	149,892
Total			1,123,869
Leisure 0.6%
Alterra Mountain Co.(b),(o)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.107%	298,484	300,165
Bulldog Purchaser, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/30/2031	8.579%	48,754	49,039
Carnival Corp. (b),(o)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.107%	161,108	161,963
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	7.107%	385,842	387,852
Crown Finance US, Inc.(b),(o)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.803%	127,500	127,341
UFC Holdings LLC(b),(o)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.770%	150,000	150,648
Total			1,177,008
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.956%	199,000	199,800
Plano Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.829%	36,487	36,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.221%	296,915	297,441
Total			534,001
Midstream 0.3%
Epic Crude Services LP(b),(o)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.656%	31,579	31,827
Freeport LNG Investments LLLP(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	8.379%	296,923	297,989
NGP XI Midstream Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.329%	90,000	90,675
Rockpoint Gas Storage Partners LP(b),(o)
Term Loan
3-month Term SOFR + 3.500% 09/18/2031	7.985%	135,000	135,743
Total			556,234
Oil Field Services 0.1%
Goodnight Water Solutions Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 5.250% 06/04/2029	9.607%	83,596	83,701
MRC Global US, Inc.(b),(o)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	150,000	151,125
Total			234,826
Other Industry 0.4%
Brand Industrial Services, Inc.(b),(o)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	764,657	741,939
Other REIT 0.0%
OEG Borrower LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.851%	55,417	55,347
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Anchor Packaging LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.694%	165,036	165,724
Flint Group Packaging Inks North America Holdings LLC(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	4.988%	92,527	81,251
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.988%	123,390	21,130
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.138%	168,726	160,712
Total			428,817
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.106%	37,406	37,465
AssuredPartners, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.857%	325,780	326,206
Asurion LLC(b),(o)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.721%	357,422	357,057
Broadstreet Partners, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.357%	495,128	496,341
Truist Insurance Holdings LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.079%	72,782	72,896
Total			1,289,965
Restaurants 0.4%
Dave & Busters, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% 11/01/2031	7.813%	150,000	146,812
IRB Holding Corp.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.857%	298,500	298,566
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.857%	297,738	298,024
Total			743,402
Retailers 0.4%
Belron Finance 2019 LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.273%	100,834	101,654
Great Outdoors Group LLC(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.221%	492,367	494,090
Harbor Freight Tools USA, Inc.(b),(o)
Term Loan
6-month Term SOFR + 2.500% 06/11/2031	6.902%	49,625	48,890
Total			644,634
Technology 1.6%
Ahead DB Holdings LLC(b),(n),(o)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	7.829%	149,624	150,407
Applied Systems, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/24/2031	7.329%	149,624	150,968
athenahealth Group, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	7.607%	438,428	438,897
Avaya, Inc.(b),(o)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.857%	106,284	89,704
Boxer Parent Co., Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	8.335%	116,667	117,529
Central Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.579%	299,250	294,800
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Endurance International Group Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.138%	928	618
Envestnet, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/25/2031	8.604%	78,750	79,326
Fortress Intermediate 3, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.857%	149,625	149,906
Genesys Cloud Services Holdings I LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/01/2027	7.357%	30,532	30,761
ICON Parent I, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.516%	67,241	67,430
Leia Finco US LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.887%	116,667	116,466
Lummus Technology Holdings V LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.357%	33,871	34,104
McAfee Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.370%	298,490	298,416
Mitchell International, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.607%	140,719	140,603
Nielsen Consumer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.107%	149,625	150,747
Peraton Corp.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.207%	328,657	305,171
Project Boost Purchaser LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.147%	24,884	25,031
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Thunder Generation Funding LLC(b),(o)
Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.329%		94,208	94,709
UKG, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%		42,643	42,913
Ultra Clean Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.607%		90,287	90,908
Virtusa Corp.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.607%		149,250	150,137
Total				3,019,551
Total Senior Loans (Cost $18,520,327)				18,509,278

Treasury Bills(j) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Treasury Bills
02/25/2025	29.310%	EGP	9,425,000	177,408
03/18/2025	26.420%	EGP	10,125,000	188,639
Total				366,047
Total Treasury Bills (Cost $392,295)				366,047

U.S. Treasury Obligations 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	200,000	181,672
07/31/2028	1.000%	200,000	178,078
05/15/2032	2.875%	2,905,000	2,610,415
Total U.S. Treasury Obligations (Cost $3,277,955)			2,970,165

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $1,134,747)	313,695

Put Option Contracts Purchased 0.0%

(Cost $70,650)	18,847

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(q),(r)	10,516,039	10,513,936
Total Money Market Funds (Cost $10,512,622)		10,513,936
Total Investments in Securities (Cost: $211,700,419)		206,605,431
Other Assets & Liabilities, Net		(20,473,202)
Net Assets		186,132,229
At December 31, 2024, securities and/or cash totaling $1,142,499 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
463,000 EUR	487,056 USD	HSBC	01/17/2025	7,183	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	260	03/2026	USD	62,435,750	—	(536,603)
3-Month SOFR	195	06/2026	USD	46,831,688	—	(128,420)
U.S. Long Bond	7	03/2025	USD	796,906	—	(31,988)
U.S. Treasury 10-Year Note	116	03/2025	USD	12,615,000	—	(242,374)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	54	03/2025	USD	5,740,453	—	(8,912)
U.S. Treasury Ultra Bond	5	03/2025	USD	594,531	—	(34,060)
Total					—	(982,357)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(260)	03/2025	USD	(62,177,375)	128,752	—
3-Month SOFR	(195)	06/2025	USD	(46,714,688)	43,397	—
U.S. Treasury 2-Year Note	(5)	03/2025	USD	(1,028,047)	—	(672)
Total					172,149	(672)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.80	04/10/2025	92,100	23,676
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.60	05/08/2025	51,000	18,802
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	2,000,000	2,000,000	3.25	08/19/2025	61,300	10,861
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	7,808,000	7,808,000	3.20	10/07/2025	167,091	49,134
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	12,400,000	12,400,000	3.15	09/05/2025	389,050	60,661
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	6,100,000	6,100,000	2.90	09/22/2025	123,068	19,908
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	4.00	05/07/2025	104,500	50,579
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,500,000	7,500,000	3.50	05/08/2025	65,063	26,977
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,787,632	7,787,632	3.30	12/12/2025	81,575	53,097
Total							1,134,747	313,695

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	3,000,000	3,000,000	4.50	04/16/2025	70,650	18,847

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(12,400,000)	(12,400,000)	2.65	09/05/2025	(187,550)	(21,808)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	15,086,000	369,395	—	—	369,395	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	11,118,000	259,395	—	—	259,395	—
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	821,939	—	—	821,939	—
Total							1,450,729	—	—	1,450,729	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	62,586	(292)	120,086	—	—	(57,792)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	53,396	(175)	78,595	—	—	(25,374)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	25,035	(117)	28,808	—	—	(3,890)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	25,035	(116)	6,369	—	18,550	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	48,323	(187)	71,911	—	—	(23,775)
Total							214,375	(887)	305,769	—	18,550	(110,831)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.750	USD	500,000	(87,453)	292	—	(102,162)	15,001	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.750	USD	500,000	(87,453)	292	—	(79,138)	—	(8,023)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	33.871	USD	213,559	(28,964)	125	—	(41,404)	12,565	—
Total								(203,870)	709	—	(222,704)	27,566	(8,023)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	3.103	USD	4,200,000	10,632	—	—	10,632	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.370%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $80,283,259, which represents 43.13% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the total value of these securities amounted to $400,000, which represents 0.21% of total net assets.

(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(i)	Perpetual security with no specified maturity date.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	Represents a security purchased on a forward commitment basis.
(o)
The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)
At December 31, 2024, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Focus Financial Partners LLC Delayed Draw Term Loan 09/15/2031 1.625%	11,903
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.000%	19,286
Raven Acquisition Holdings LLC Term Loan 11/19/2031 6.837%	4,211
USALCO LLC Term Loan 09/30/2031 6.837%	4,793

(q)	The rate shown is the seven-day current annualized yield at December 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Notes to Portfolio of Investments (continued)
(r)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	10,965,043	60,832,935	(61,283,832)	(210)	10,513,936	21	599,433	10,516,039
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	26,691,856	—	26,691,856
Commercial Mortgage-Backed Securities - Non-Agency	—	1,170,282	—	1,170,282
Common Stocks
Financials	—	—	0 *	0 *
Information Technology	—	—	24,276	24,276
Materials	—	—	0 *	0 *
Total Common Stocks	—	—	24,276	24,276
Corporate Bonds & Notes	—	59,657,175	—	59,657,175
Foreign Government Obligations	—	8,990,940	—	8,990,940
Residential Mortgage-Backed Securities - Agency	—	59,806,128	—	59,806,128
Residential Mortgage-Backed Securities - Non-Agency	—	16,807,732	765,074	17,572,806
Senior Loans	—	18,509,278	—	18,509,278
Treasury Bills	—	366,047	—	366,047
U.S. Treasury Obligations	—	2,970,165	—	2,970,165
Call Option Contracts Purchased	—	313,695	—	313,695
Put Option Contracts Purchased	—	18,847	—	18,847
Money Market Funds	10,513,936	—	—	10,513,936
Total Investments in Securities	10,513,936	195,302,145	789,350	206,605,431
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,183	—	7,183
Futures Contracts	172,149	—	—	172,149
Swap Contracts	—	1,507,477	—	1,507,477
Liability
Futures Contracts	(983,029)	—	—	(983,029)
Call Option Contracts Written	—	(21,808)	—	(21,808)
Swap Contracts	—	(118,854)	—	(118,854)
Total	9,703,056	196,676,143	789,350	207,168,549

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $199,982,400)	$195,758,953
Affiliated issuers (cost $10,512,622)	10,513,936
Option contracts purchased (cost $1,205,397)	332,542
Cash	111,713
Foreign currency (cost $21,768)	21,496
Cash collateral held at broker for:
Swap contracts	200,000
Margin deposits on:
Futures contracts	113,771
Swap contracts	828,728
Unrealized appreciation on forward foreign currency exchange contracts	7,183
Unrealized appreciation on swap contracts	46,116
Upfront payments on swap contracts	305,769
Receivable for:
Investments sold	9,754
Investments sold on a delayed delivery basis	441,387
Capital shares sold	350,633
Dividends	34,893
Interest	1,510,972
Foreign tax reclaims	2,135
Variation margin for futures contracts	78
Variation margin for swap contracts	45,584
Expense reimbursement due from Investment Manager	847
Prepaid expenses	2,385
Deferred compensation of board members	125,301
Total assets	210,764,176
Liabilities
Option contracts written, at value (premiums received $187,550)	21,808
Unrealized depreciation on swap contracts	118,854
Upfront receipts on swap contracts	222,704
Payable for:
Investments purchased on a delayed delivery basis	23,902,161
Capital shares redeemed	97,487
Variation margin for futures contracts	41,688
Management services fees	3,046
Distribution and/or service fees	1,122
Service fees	35,064
Compensation of chief compliance officer	32
Compensation of board members	431
Other expenses	40,014
Deferred compensation of board members	147,536
Total liabilities	24,631,947
Net assets applicable to outstanding capital stock	$186,132,229
Represented by
Paid in capital	193,961,531
Total distributable earnings (loss)	(7,829,302)
Total - representing net assets applicable to outstanding capital stock	$186,132,229
Class 1
Net assets	$21,554,248
Shares outstanding	5,826,148
Net asset value per share	$3.70
Class 2
Net assets	$164,577,981
Shares outstanding	45,071,121
Net asset value per share	$3.65
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$599,433
Interest	9,894,780
Interfund lending	2,109
Foreign taxes withheld	(15,465)
Total income	10,480,857
Expenses:
Management services fees	1,044,047
Distribution and/or service fees
Class 2	376,603
Service fees	208,543
Custodian fees	37,929
Printing and postage fees	15,413
Accounting services fees	63,831
Legal fees	13,848
Interest on collateral	43,195
Compensation of chief compliance officer	31
Compensation of board members	12,295
Deferred compensation of board members	6,741
Other	8,697
Total expenses	1,831,173
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(245,298)
Total net expenses	1,585,875
Net investment income	8,894,982
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(565,639)
Investments — affiliated issuers	21
Foreign currency translations	64,107
Forward foreign currency exchange contracts	30,345
Futures contracts	603,454
Option contracts purchased	(157,884)
Option contracts written	46,457
Swap contracts	(8,665)
Net realized gain	12,196
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,020,617)
Investments — affiliated issuers	(210)
Foreign currency translations	(2,737)
Forward foreign currency exchange contracts	33,868
Futures contracts	(571,980)
Option contracts purchased	(959,267)
Option contracts written	200,204
Swap contracts	931,638
Net change in unrealized appreciation (depreciation)	(1,389,101)
Net realized and unrealized loss	(1,376,905)
Net increase in net assets resulting from operations	$7,518,077
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$8,894,982	$7,735,014
Net realized gain (loss)	12,196	(6,393,676)
Net change in unrealized appreciation (depreciation)	(1,389,101)	12,138,189
Net increase in net assets resulting from operations	7,518,077	13,479,527
Distributions to shareholders
Net investment income and net realized gains
Class 1	(1,083,175)	(735,148)
Class 2	(6,522,071)	(4,343,022)
Total distributions to shareholders	(7,605,246)	(5,078,170)
Increase in net assets from capital stock activity	26,703,124	13,827,394
Total increase in net assets	26,615,955	22,228,751
Net assets at beginning of year	159,516,274	137,287,523
Net assets at end of year	$186,132,229	$159,516,274

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	2,174,512	8,085,789	979,645	3,510,648
Distributions reinvested	297,575	1,083,175	208,849	735,148
Shares redeemed	(2,328,222)	(8,668,411)	(941,107)	(3,349,031)
Net increase	143,865	500,553	247,387	896,765
Class 2
Shares sold	9,964,374	36,551,599	7,688,525	27,040,891
Distributions reinvested	1,811,687	6,522,071	1,247,994	4,343,022
Shares redeemed	(4,608,483)	(16,871,099)	(5,241,750)	(18,453,284)
Net increase	7,167,578	26,202,571	3,694,769	12,930,629
Total net increase	7,311,443	26,703,124	3,942,156	13,827,394
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Strategic Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$3.70	0.20	(0.03)	0.17	(0.17)	—	(0.17)
Year Ended 12/31/2023	$3.50	0.20	0.13	0.33	(0.13)	—	(0.13)
Year Ended 12/31/2022	$4.25	0.15	(0.62)	(0.47)	(0.12)	(0.16)	(0.28)
Year Ended 12/31/2021	$4.40	0.14	(0.05)	0.09	(0.24)	—	(0.24)
Year Ended 12/31/2020	$4.27	0.15	0.13	0.28	(0.15)	—	(0.15)
Class 2
Year Ended 12/31/2024	$3.65	0.19	(0.03)	0.16	(0.16)	—	(0.16)
Year Ended 12/31/2023	$3.46	0.19	0.12	0.31	(0.12)	—	(0.12)
Year Ended 12/31/2022	$4.20	0.14	(0.61)	(0.47)	(0.11)	(0.16)	(0.27)
Year Ended 12/31/2021	$4.36	0.13	(0.06)	0.07	(0.23)	—	(0.23)
Year Ended 12/31/2020	$4.23	0.14	0.13	0.27	(0.14)	—	(0.14)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$3.70	4.70%	0.83% (c)	0.69% (c)	5.33%	199%	$21,554
Year Ended 12/31/2023	$3.70	9.67%	0.83% (c)	0.69% (c)	5.53%	276%	$21,022
Year Ended 12/31/2022	$3.50	(11.37% )	0.83% (c)	0.69% (c)	4.03%	182%	$19,019
Year Ended 12/31/2021	$4.25	2.09%	0.80% (c)	0.69% (c)	3.21%	136%	$19,045
Year Ended 12/31/2020	$4.40	6.82%	0.74% (c)	0.69% (c)	3.58%	166%	$118,832
Class 2
Year Ended 12/31/2024	$3.65	4.51%	1.09% (c)	0.94% (c)	5.08%	199%	$164,578
Year Ended 12/31/2023	$3.65	9.20%	1.08% (c)	0.94% (c)	5.28%	276%	$138,494
Year Ended 12/31/2022	$3.46	(11.52% )	1.08% (c)	0.94% (c)	3.76%	182%	$118,268
Year Ended 12/31/2021	$4.20	1.63%	1.08% (c)	0.94% (c)	3.04%	136%	$127,722
Year Ended 12/31/2020	$4.36	6.62%	0.99% (c)	0.94% (c)	3.33%	166%	$105,403
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	56,748 *
Credit risk	Upfront payments on swap contracts	305,769
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,183
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	172,149 *
Interest rate risk	Investments, at value — Option contracts purchased	332,542
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,450,729 *
Total		2,325,120

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	118,854 *
Credit risk	Upfront receipts on swap contracts	222,704
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	983,029 *
Interest rate risk	Option contracts written, at value	21,808
Total		1,346,395

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	114,786	114,786
Foreign exchange risk	30,345	—	—	—	—	30,345
Interest rate risk	—	603,454	(157,884)	46,457	(123,451)	368,576
Total	30,345	603,454	(157,884)	46,457	(8,665)	513,707

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(30,196)	(30,196)
Foreign exchange risk	33,868	—	—	—	—	33,868
Interest rate risk	—	(571,980)	(959,267)	200,204	961,834	(369,209)
Total	33,868	(571,980)	(959,267)	200,204	931,638	(365,537)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	59,276,655
Futures contracts — short	73,293,620
Credit default swap contracts — buy protection	2,228,166
Credit default swap contracts — sell protection	1,838,128

Derivative instrument	Average value ($)
Option contracts purchased	426,111
Option contracts written	(29,194)

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	9,905	(6,500)
Interest rate swap contracts	802,092	(136,735)
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of December 31, 2024:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	3,594	-	3,594
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	41,990	-	41,990
Forward foreign currency exchange contracts	-	-	-	7,183	-	-	-	7,183
Call option contracts purchased	42,478	-	59,995	-	-	-	211,222	313,695
Put option contracts purchased	-	-	18,847	-	-	-	-	18,847
OTC credit default swap contracts (c)	-	198,681	28,808	-	39,920	-	84,476	351,885
Total assets	42,478	198,681	107,650	7,183	39,920	45,584	295,698	737,194
Liabilities
Call option contracts written	-	-	-	-	-	-	21,808	21,808
OTC credit default swap contracts (c)	-	83,166	3,890	-	189,323	-	65,179	341,558
Total liabilities	-	83,166	3,890	-	189,323	-	86,987	363,366
Total financial and derivative net assets	42,478	115,515	103,760	7,183	(149,403)	45,584	208,711	373,828
Total collateral received (pledged) (d)	-	115,515	-	-	(149,403)	-	208,711	174,823
Net amount (e)	42,478	-	103,760	7,183	-	45,584	-	199,005

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.600% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.12% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2024 through April 30, 2025 (%)	Voluntary expense cap May 1, 2024 through June 30, 2024 (%)	Contractual expense cap prior to May 1, 2024 (%)
Class 1	0.67	0.67	0.67
Class 2	0.92	0.92	0.92
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
11,308	(11,308)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
7,605,246	—	7,605,246	5,078,170	—	5,078,170
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
8,774,016	—	(12,679,256)	(3,776,663)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
211,028,276	3,856,397	(7,633,060)	(3,776,663)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,682,278)	(10,996,978)	(12,679,256)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $382,680,448 and $358,519,057, respectively, for the year ended December 31, 2024, of which $280,812,222 and $277,336,135, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,181,818	5.83	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 53.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Insurance Trust and Shareholders of Columbia Variable Portfolio – Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Strategic Income Fund (one of the funds constituting Columbia Funds Variable Insurance Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, issuer of privately offered security, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Columbia Variable Portfolio – Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7026_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025